Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Schedule of Changes in Asset Retirement Obligations

The following shows the changes in the asset retirement obligations:

years ended December 31:

(add 000)	2014	2013
Balance at beginning of year	$48,727	$46,173
Accretion expense	2,818	2,777
Liabilities incurred and assumed in business combinations	20,984	2,240
Liabilities settled	(2,061)	—
Revisions in estimated cash flows	(46)	(2,463)
Balance at end of year	$70,422	$48,727

Schedule of Contractual Purchase Commitments	The Corporation’s contractual purchase commitments as of December 31, 2014 are as follows: (add 000)
2015	$171,367
2016	38,400
2017	4,302
2018	826
2019	826
Thereafter	4,821
Total	$220,542